Income Taxes - Reconciliation of Income Taxes at Statutory Rates (Detail) - CAD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Net profit (loss) for the year	$ (15,615,773)	$ 1,182,308
Statutory rate	27.00%	27.00%
Expected income tax (recovery)	$ (4,216,259)	$ 319,224
Permanent differences	1,350,167	5,165,153
Impact of flow-through shares	1,114,153	496,463
Share issuance costs
Adjustment to prior years provision versus statutory tax returns	165,160	(7,689)
Change in unrecognized deductible temporary differences and other	2,519,062	(6,282,449)
Total	$ 932,283	$ (309,298)